INVESTMENTS IN DEBT AND EQUITY SECURITIES - Schedule of Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity Securities
Balance at start of the year	$ 5,104	$ 7,283
Unrealized gain/(loss)	(854)	(1,912)
Foreign currency translation (loss)/gain	(514)	(267)
Balance at the end of year	$ 3,736	$ 5,104